Expense Example - FidelityConvertibleSecuritiesFund-RetailPRO - FidelityConvertibleSecuritiesFund-RetailPRO - Fidelity Convertible Securities Fund - Fidelity Convertible Securities Fund	Jan. 28, 2023 USD ($)
Expense Example:
1 year	$ 74
3 years	230
5 years	401
10 years	$ 894